RELATED PARTY TRANSACTIONS - Related Party (Details) - USD ($)				9 Months Ended	12 Months Ended
	Sep. 20, 2024	Dec. 31, 2023	Jun. 09, 2021	Sep. 30, 2024	Dec. 31, 2023	May 03, 2024	Jan. 26, 2024	Jul. 27, 2023	Dec. 31, 2022
Related Party Transactions
Outstanding balance of promissory note				$ 230,000
Borrowing amount				230,000
Subsequent event
Related Party Transactions
Aggregate principal amount of loan							$ 300,000
Cycurion | Promissory Note
Related Party Transactions
Aggregate principal amount of loan		$ 200,000		554,269	$ 200,000	$ 554,269	$ 300,000	$ 200,000
Interest rate								5.00%
Amount borrowed under loan									$ 0
Interest expense		$ 4,222		21,906	4,222
Related Party | Cycurion
Related Party Transactions
Maximum borrowing capacity of related party promissory note	$ 185,000
Aggregate principal amount of loan	$ 185,000
Interest rate	10.00%
Borrowing amount				185,000
Related Party Loans | Related Party
Related Party Transactions
Maximum borrowing capacity of related party promissory note					$ 1,500,000
Maximum loans convertible into units				$ 1,500,000
Conversion price per share		$ 10		$ 10	$ 10
Loan outstanding amount		$ 0		$ 0	$ 0				0
Promissory Note With Related Party | Sponsor
Related Party Transactions
Maximum borrowing capacity of related party promissory note	$ 230,000		$ 300,000
Outstanding balance of promissory note		$ 80,000			$ 80,000				$ 80,000
Aggregate principal amount of loan	$ 230,000
Interest rate	10.00%
Borrowing amount				$ 230,000